1933 Act File No. 33-49007
                                   1940 Act File No. 811-7041

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.    4    ..........

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   5    ..........................

                                  ARROW FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on November 30, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on November 17, 1995; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

Thomas J. Donnelly, Esquire
Houston, Houston & Donnelly
2510 Centre City Tower
650 Smithfield Street
Pittsburgh, Pennsylvania 15222



CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of the ARROW FUNDS, which consists of four portfolios: (1) Arrow Equity Portfolio; (2) Arrow Fixed Income Portfolio; (3) Arrow Municipal Income Protfolio; and (4) Arrow Government Money Market Portfolio, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-4) Cover Page.
Item 2.   Synopsis.................(1,2,3) Synopsis, Risk Factors; (1,2,3)
                                   Expenses of the Funds; (4) Summary of
                                   Fund Expenses.
Item 3.   Condensed Financial
           Information.............(1-4) Financial Highlights, Performance
                                   Information.
Item 4.   General Description of
           Registrant..............(4) General Information, Investment
                                   Information, Investment Objective,
                                   Investment Policies, Investment
                                   Limitations, Regulatory Compliance;
                                   (1,2,3) Synopsis, Objective of Each
                                   Fund, Investment Policies, Portfolio
                                   Investments and Strategies, Borrowing
                                   Money, Diversification, Restricted and
                                   Illiquid Securities, Repurchase
                                   Agreements, Investing in Securities of
                                   Other Investment Companies, When-Issued
                                   and Delayed Delivery Transactions, Put
                                   and Call Options, Futures and Options on
                                   Futures, Lending of Portfolio
                                   Securities, Investments in Foreign
                                   Securities, Ratings.
Item 5.   Management of the Fund...(1-4) Arrow Funds Information; (1,2,3)
                                   Management of the Trust; (4) Arrow Funds
                                   Information, Management of Arrow Funds;
                                   (1-4) Administration of the Fund(s);
                                   (1,2,3) Brokerage Transactions.
Item 6.   Capital Stock and Other
            Securities.............(1,2,3) Dividends and Distributions; (4)
                                   Dividends, Capital Gains; (1-4)
                                   Shareholder Information, Voting Rights,
                                   Massachusetts Partmership Law, Effect of
                                   Banking Laws, Tax Information, Federal
                                   Income Tax; (1,2,3) Additional Tax
                                   Information for Municipal Income Fund,
                                   Other State and Local Taxes.

Item 7.   Purchase of Securities Being
           Offered.................(1-4) Net Asset Value; (1-4) Investing
                                   in the Fund(s); (1,2,3) Distribution of
                                   Shares of the Funds, Distribution Plan,
                                   Shareholder Servicing Arrangements; (4)
                                   Distribution of Fund Shares, Shareholder
                                   Servicing Arrangements; (1,2,3) Share
                                   Purchases, Minimum Investment Required,
                                   What Shares Cost, Reducing/Eliminating
                                   the Sales Charge, Systematic Investment
                                   Program, Certificates and Confirmations;
                                   (4) Minimum Investment Required, What
                                   Shares Cost, Share Purchases, Systematic
                                   Investment Plan, Certificates and
                                   Confirmations; (1-4) Exchange Privilege;
                                   (1,2,3) Purchases at Net Asset Value,
                                   Dealer Concessions.
Item 8.   Redemption or Repurchase.(1-4) Redeeming Shares, Through Mark
                                   Twain, By Telephone, By Mail, Receiving
                                   Payment, Systematic Withdrawal Program,
                                   Accounts with Low Balances; (4)
                                   Checkwriting.
Item 9.   Pending Legal Proceedings     None



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-4) Cover Page.
Item 11.  Table of Contents........(1-4) Table of Contents.
Item 12.  General Information and
           History.................(1-3) General Information about the
                                   Trust. (4) General Information about the
                                   Fund.
Item 13.  Investment Objectives and
           Policies................(1,2,3) Investment Objectives and
                                   Policies of the Funds; (4) Investment
                                   Objective.
Item 14.  Management of the Fund...(1-4) Arrow Funds Management.
Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.
Item 16.  Investment Advisory and Other
           Services................(1-4) Investment Advisory Services;
                                   Administrative Services; Custodian.
Item 17.  Brokerage Allocation.....(1-4) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................(1-4) Purchasing Shares; Determining Net
                                   Asset Value; Redeeming Shares.
Item 20.  Tax Status...............(1-4) Tax Status.
Item 21.  Underwriters.............(1-4) Shareholder Servicing
                                   Arrangements.
Item 22.  Calculation of Performance
           Data....................(1-4) Yield; (1,2,3) Total Return; (4)
                                   Effective Yield; (3) Tax-Equivalent
                                   Yield; (1-4) Performance Comparisons;
                                   (1,2,3) Appendix.
Item 23.  Financial Statements.....(1,2,3) Incorporated by reference to the
                                   Combined Annual Report to Shareholders
                                   of the Arrow Funds dated September 30,
                                   1995, pursuant to Rule 411 under the
                                   Securities Act of 1933.  (File No. 811-
                                   7041); (4) Filed in Part A.


ARROW
FUNDS

ARROW FUNDS

ARROW EQUITY PORTFOLIO
ARROW FIXED INCOME PORTFOLIO

ARROW MUNICIPAL
INCOME PORTFOLIO

Prospectus

Diversified Portfolios of
the Arrow Funds, an Open-End
Management Investment Company

November 30, 1995

<LOGO>MARK TWAIN BANK
INVESTMENT ADVISER

<LOGO>MARK TWAIN BANK
Federated Securities Corp., Distributor.

042749101
042749200
042749309
2110904A (11/95)


ARROW FUNDS
PROSPECTUS

Arrow Funds (the "Trust") is an open-end, management investment company (a mutual fund). This combined prospectus offers investors interests in the following three separate diversified investment portfolios (individually referred to as the "Fund" or collectively as the "Funds"), each having a distinct investment objective and policies:

     - Arrow Equity Portfolio;

     - Arrow Fixed Income Portfolio; and

     - Arrow Municipal Income Portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MARK TWAIN BANK, ARE NOT GUARANTEED BY MARK TWAIN BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This combined prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.


Additional information about the Funds is contained in the Funds' Combined Statement of Additional Information dated November 30, 1995, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge by calling 1-800-866-6040. To obtain other information, or make inquiries about any of the Funds, contact the Funds at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated November 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------
    Risk Factors                                                               1

EXPENSES OF THE FUNDS                                                          2
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           3
------------------------------------------------------

OBJECTIVE OF EACH FUND                                                         6
------------------------------------------------------

  Arrow Equity Portfolio                                                       6
  Investment Policies                                                          6
    Acceptable Investments                                                     6
      Securities of Foreign Issuers                                            6
    Temporary Investments                                                      7
  Arrow Fixed Income Portfolio                                                 7
  Investment Policies                                                          7
    Acceptable Investments                                                     7
    U.S. Government Securities                                                 8
    Collateralized Mortgage Obligations ("CMOs")                               8
  Arrow Municipal Income Portfolio                                             9
  Investment Policies                                                          9
    Acceptable Investments                                                     9
    Characteristics                                                           10
    Participation Interests                                                   10
    Variable Rate Municipal Securities                                        10
    Municipal Securities                                                      10
    Investment Risks                                                          11

PORTFOLIO INVESTMENTS AND STRATEGIES                                          11
------------------------------------------------------

  Borrowing Money                                                             11
  Diversification                                                             11
  Restricted and Illiquid Securities                                          11
  Repurchase Agreements                                                       12
  Investing in Securities of
    Other Investment Companies                                                12
  When-Issued and Delayed Delivery Transactions                               12
  Put and Call Options                                                        12
    Risks                                                                     13
  Futures and Options on Futures                                              13
    Risks                                                                     14
  Lending of Portfolio Securities                                             14
  Investments in Foreign Securities                                           15

  Ratings                                                                     15


ARROW FUNDS INFORMATION                                                       15
------------------------------------------------------


  Management of the Trust                                                     15

    Board of Trustees                                                         15
    Investment Adviser                                                        15

      Advisory Fees                                                           16

      Adviser's Background                                                    16
  Distribution of Shares of the Funds                                         16

    Distribution Plan                                                         17

    Shareholder Servicing Arrangements                                        17
  Administration of the Funds                                                 17

    Administrative Services                                                   17

    Custodian                                                                 18
    Transfer Agent and Dividend Disbursing Agent
      and Portfolio Recordkeeping                                             18
    Independent Auditors                                                      18
  Brokerage Transactions                                                      18

NET ASSET VALUE                                                               19
------------------------------------------------------

INVESTING IN THE FUNDS                                                        19
------------------------------------------------------

  Share Purchases                                                             19
    Through Mark Twain                                                        19
  Minimum Investment Required                                                 19

  What Shares Cost                                                            19

    Purchases at Net Asset Value                                              20
    Dealer Concessions                                                        20
  Reducing/Eliminating the Sales Charge                                       20
    Quantity Discounts and Accumulated Purchases                              21
    Letter of Intent                                                          21
    Reinvestment Privilege                                                    21
    Concurrent Purchases                                                      21

  Systematic Investment Program                                               21

  Certificates and Confirmations                                              22
  Dividends and Distributions                                                 22

EXCHANGE PRIVILEGE                                                            22
------------------------------------------------------

REDEEMING SHARES                                                              23
------------------------------------------------------

  Through Mark Twain                                                          23
    By Telephone                                                              23

    By Mail                                                                   23

    Receiving Payment                                                         24

  Systematic Withdrawal Program                                               24

  Accounts with Low Balances                                                  25

SHAREHOLDER INFORMATION                                                       25
------------------------------------------------------
  Voting Rights                                                               25

  Massachusetts Partnership Law                                               25


EFFECT OF BANKING LAWS                                                        26
------------------------------------------------------

TAX INFORMATION                                                               27
------------------------------------------------------

  Federal Income Tax                                                          27
  Additional Tax Information for
    Municipal Income Fund                                                     27
  Other State and Local Taxes                                                 27

PERFORMANCE INFORMATION                                                       28
------------------------------------------------------

ADDRESSES                                                                     29
------------------------------------------------------


SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be issued in separate classes. This prospectus relates only to the three Funds described herein. In addition, the Trust offers another investment portfolio, the Arrow Government Money Market Portfolio. The Funds are designed for individuals and institutions as a convenient means of accumulating interests in professionally managed, diversified portfolios.

The following three Funds are offered in this prospectus:

     - ARROW EQUITY PORTFOLIO ("EQUITY FUND")--seeks capital appreciation by investing primarily in equity securities;

     - ARROW FIXED INCOME PORTFOLIO ("FIXED INCOME FUND")--seeks current income by investing primarily in a portfolio of U.S. government and investment grade corporate securities; and

     - ARROW MUNICIPAL INCOME PORTFOLIO ("MUNICIPAL INCOME FUND")--seeks current income which is exempt from federal regular income tax by investing primarily in a diversified portfolio of municipal securities.


For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund, except for investments by individual retirement accounts ("IRAs") for which the minimum initial investment is $250. Employees of Mark Twain Bancshares, Inc. and its subsidiaries, their spouses and children under 21 may purchase shares with a minimum initial investment of $500. Subsequent investments by any investor must be in amounts of at least $100. Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Mark Twain Bank.


RISK FACTORS. Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which two of the Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more of the Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."


EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------


                                                                                     FIXED    MUNICIPAL
                                                                          EQUITY    INCOME      INCOME
                   SHAREHOLDER TRANSACTION EXPENSES                        FUND      FUND        FUND
                                                                          -------   -------   ----------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)...............................    3.50%     3.50%      3.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)..................................    None      None        None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)................    None      None        None
Exchange Fee...........................................................    None      None        None
                    ANNUAL FUND OPERATING EXPENSES
                (As a percentage of average net assets)
Management Fees (after waiver)(2)......................................    0.70%     0.59%      0.15%
12b-1 Fees (after waiver)(3)...........................................    0.00%     0.00%      0.00%
Total Other Expenses...................................................    0.58%     0.63%      0.94%
    Total Fund Operating Expenses(4)...................................    1.28%     1.22%      1.09%



(1) Shareholders purchasing pursuant to the wrap fee program offered by Mark Twain Brokerage Services, Inc. are not subject to the sales load. However, an annual fee of 2.00% will be charged to these accounts.

(2) The management fee for the Equity Fund, Fixed Income Fund, and Municipal Income Fund have been reduced to reflect the waivers by the investment adviser. The maximum management fees for the Equity Fund, Fixed Income Fund and Municipal Income Fund are 0.75%, 0.60% and 0.70%, respectively.


(3) Each Fund can pay up to 0.25% of its average daily net assets as a 12b-1 fee. For the foreseeable future, the distributor plans to waive all 12b-1 fees.



(4) The Total Fund Operating Expenses of the Equity Fund, Fixed Income Fund and Municipal Income Fund are 1.58%, 1.48%, and 1.89%, respectively, absent the waivers detailed in notes (2) and (3).


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "ARROW FUNDS INFORMATION" AND "INVESTING IN THE FUNDS."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. The Funds charge no contingent deferred sales charge.


                                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                            -------     --------     --------     ---------
Equity Fund..............................................     $48         $ 74         $103         $ 184
Fixed Income Fund........................................     $47         $ 72         $100         $ 178
Municipal Income Fund....................................     $46         $ 68         $ 93         $ 163



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


ARROW EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report dated November 10, 1995 on the Fund's financial statements for the period ended September 30, 1995 and on the following table for the period then ended is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.



                                                                              YEAR ENDED SEPTEMBER 30,
                                                                            -----------------------------
                                                                             1995       1994      1993(A)
                                                                            ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 9.74     $10.02     $10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                       0.10       0.07       0.04
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                      4.05      (0.25)      0.02
-------------------------------------------------------------------------   ------     ------     -------
  Total from investment operations                                            4.15      (0.18)      0.06
-------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                   (0.09)     (0.07)     (0.04 )
-------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions               --      (0.03)        --
-------------------------------------------------------------------------   ------     ------     -------
  Total distributions                                                        (0.09)     (0.10)     (0.04 )
-------------------------------------------------------------------------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                              $13.80     $ 9.74     $10.02
-------------------------------------------------------------------------   ------     ------     -------
TOTAL RETURN (B)                                                             42.90%     (1.84)%     0.60 %
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                    1.28%      1.36%      1.32 %*
-------------------------------------------------------------------------
  Net investment income                                                       0.90%      0.74%      0.62 %*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.30%      0.28%      0.30 %*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $43,708    $30,282    $31,159
-------------------------------------------------------------------------
  Portfolio turnover                                                            45%       127%        54 %
-------------------------------------------------------------------------



* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment), to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.



ARROW FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report dated November 10, 1995 on the Fund's financial statements for the period ended September 30, 1995 and on the following table for the period then ended is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.



                                                                              YEAR ENDED SEPTEMBER 30,
                                                                            -----------------------------
                                                                             1995       1994      1993(A)
                                                                            ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 9.31     $10.75     $10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                       0.59       0.59       0.44
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                      0.75      (1.41)      0.75
-------------------------------------------------------------------------   ------     ------     -------
  Total from investment operations                                            1.34      (0.82)      1.19
-------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                   (0.59)     (0.59)     (0.44 )
-------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions               --      (0.03)        --
-------------------------------------------------------------------------   ------     ------     -------
  Total distributions                                                        (0.59)     (0.62)     (0.44 )
-------------------------------------------------------------------------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                              $10.06     $ 9.31     $10.75
-------------------------------------------------------------------------   ------     ------     -------
TOTAL RETURN (B)                                                             14.89%     (7.85%)    12.09 %
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                    1.22%      1.15%      1.05 %*
-------------------------------------------------------------------------
  Net investment income                                                       6.17%      5.86%      5.71 %*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.26%      0.26%      0.27 %*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $30,661    $32,743    $42,715
-------------------------------------------------------------------------
  Portfolio turnover                                                            33%        28%        28 %
-------------------------------------------------------------------------



* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.



ARROW MUNICIPAL INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report dated November 10, 1995 on the Fund's financial statements for the period ended September 30, 1995 and on the following table for the period then ended is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.



                                                                              YEAR ENDED SEPTEMBER 30,
                                                                            -----------------------------
                                                                             1995       1994      1993(A)
                                                                            ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 9.87     $10.61     $10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                       0.46       0.47       0.32
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                      0.35      (0.72)      0.61
-------------------------------------------------------------------------   ------     ------     -------
  Total from investment operations                                            0.81      (0.25)      0.93
-------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                   (0.46)     (0.47)     (0.32 )
-------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions               --      (0.02)        --
-------------------------------------------------------------------------   ------     ------     -------
  Total distributions                                                        (0.46)     (0.49)     (0.32 )
-------------------------------------------------------------------------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                              $10.22     $ 9.87     $10.61
-------------------------------------------------------------------------   ------     ------     -------
TOTAL RETURN (B)                                                              8.46%     (2.41%)     9.43 %
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                    1.09%      0.85%      0.72 %*
-------------------------------------------------------------------------
  Net investment income                                                       4.70%      4.62%      4.71 %*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.80%      0.81%      0.85 %*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $17,736    $23,187    $24,087
-------------------------------------------------------------------------
  Portfolio turnover                                                            38%        27%        14 %
-------------------------------------------------------------------------



* Computed on an annualized basis.


(a) Reflects operations for the period from February 1, 1993 (date of initial public investment) to September 30, 1993.


(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.



OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this prospectus and in the Combined Statement of Additional Information.

ARROW EQUITY PORTFOLIO

The investment objective of the Fund is capital appreciation. The Fund pursues this investment objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Fund's investment adviser.

INVESTMENT POLICIES


ACCEPTABLE INVESTMENTS. The Fund invests primarily in equity securities of companies selected by the Fund's investment adviser on the basis of traditional research techniques. The equity securities in which the Fund invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges. Company earnings are the primary consideration in selecting portfolio securities. The Fund may invest in preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its assets in common stocks. The lowest rated debt obligation in which the Fund will invest will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch").


     SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial. The Fund may not invest more than 5% of its assets in securities of foreign issuers. For additional information on the risks of foreign securities, see "Investments in Foreign Securities" under the section "Portfolio Investments and Strategies."



TEMPORARY INVESTMENTS. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

     - short-term money market instruments;

     - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities; and

     - repurchase agreements.

ARROW FIXED INCOME PORTFOLIO

The investment objective of the Fund is current income. The Fund pursues its objective by investing in a portfolio of U.S. government and investment grade corporate securities. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in a diversified portfolio of investment grade fixed income securities.

INVESTMENT POLICIES


ACCEPTABLE INVESTMENTS. The Fund will only invest its assets in securities which are rated at the time of purchase Baa or higher by Moody's or BBB or higher by S&P or Fitch or which, if unrated, are deemed to be of comparable quality by the Fund's investment adviser.


The Fund's debt securities may include fixed rate, adjustable rate or stripped bonds, debentures, notes, U.S. government securities, mortgage-related asset-backed securities and debt securities convertible into, or exchangeable for, preferred or common stock.

The Fund may also invest in preferred stock and units, which are debt securities with stock or warrants to buy stock attached. In addition, the Fund may write covered call and put options and may purchase call and put options. The Fund will not invest in securities judged to be speculative or of poor quality, but may invest in investment grade securities as described above.

When the adviser selects securities for the Fund, it will consider the ratings of Moody's, S&P or Fitch assigned to various debt securities. In making its investment decisions, the adviser also will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. The adviser will adjust its investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what it believes to be short-term differentials in market values or yield disparities.
The acceptable investments include, but are not limited to:


     - domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (rated Aaa, Aa, A, or Baa by Moody's; AAA, AA, A or BBB by S&P or Fitch), or which, if unrated, are of comparable quality in the judgment of the adviser;


     - mortgage-related asset-backed securities, rated in one of the three highest categories by a NRSRO, or which are of comparable quality in the judgment of the adviser;

     - notes, bonds, and discount notes of the U.S. government or its agencies or instrumentalities;


     - commercial paper which has received ratings in one of the top two categories by one or more NRSRO. Such ratings would include: Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch;


     - time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks;


     - debt securities of foreign governments, foreign governmental agencies or supranational institutions. In addition, the Fund will also invest in investment quality debt securities issued by foreign corporations. These securities will be rated in one of the four highest rating categories by the above-mentioned NRSROs, or, if unrated, will be of comparable quality in the judgment of the adviser. (The Fund may not invest more than 10% of its assets in foreign securities.) For additional information on the risks of foreign securities, see "Investments in Foreign Securities" under the section "Portfolio Investments and Strategies."; and

     - repurchase agreements collateralized by eligible investments.

U.S. GOVERNMENT SECURITIES. The U.S. government securities in which the Fund invests are either guaranteed or issued by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are a form of asset-backed security issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry.


The Fund will invest only in CMOs which are rated AAA by an NRSRO, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of any agency or instrumentality of the U.S. government.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

ARROW MUNICIPAL INCOME PORTFOLIO

The investment objective of the Fund is current income which is exempt from federal regular income tax. Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Interest income of the Fund that is exempt from federal regular income tax retains its tax-free status when distributed to the Fund's shareholders.

INVESTMENT POLICIES


ACCEPTABLE INVESTMENTS. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund pursues its investment objective by investing at least 80% of its total assets in a diversified portfolio of municipal securities. The municipal securities in which the Fund invests are:

     - debt obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

     - participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from federal regular income tax.


It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

CHARACTERISTICS.  The municipal securities in which the Fund invests are:

     - rated within the four highest ratings for municipal securities by Moody's (Aaa, Aa, A or Baa), or by S&P or Fitch (AAA, AA, A or BBB);

     - guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

     - fully collateralized by an escrow of U.S. government or other securities acceptable to the Fund's adviser;

     - rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1), Moody's highest municipal commercial paper rating (P-1), S&P's highest municipal commercial paper rating (SP-1) or Fitch's highest short-term municipal obligation rating (F1+);

     - unrated if, at the time of purchase, longer term municipal securities of the issuer are rated Baa or better by Moody's or BBB or better by S&P or Fitch; or


     - determined by the Fund's investment adviser to be equivalent to municipal securities which are rated Baa or better by Moody's or BBB or better by S&P or Fitch.



PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.


VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a municipal interest index or a published interest rate or interest rate index.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

The Fund may invest more than 25% of the value of its assets in industrial development bonds. The Fund will not invest more than 10% of its net assets in municipal securities subject to restriction on resale.

INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of its total assets, a Fund will not invest more than 5% in the securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. A Fund will limit investments in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to no more than 15% of its net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2)


commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Funds believe that
Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but a Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of these securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PUT AND CALL OPTIONS

Each Fund may purchase put options on portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. These Funds may also write covered call options on all or any portion of their portfolio to generate income. A Fund may only write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

RISKS. When a Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when a Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the investment adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.

FUTURES AND OPTIONS ON FUTURES

The Equity and Fixed Income Funds may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Equity and Fixed Income Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect their portfolio securities against decreases in value. When a


Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Equity and Fixed Income Funds may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Funds will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Equity and Fixed Income Funds may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in that Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Equity Fund and Fixed Income Fund may lend portfolio securities on a short-term or a long-term basis, or both, up to one-third of the value of their total assets to broker/dealers, banks, or other institutional borrowers of securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.



There is the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


INVESTMENTS IN FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorable or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


RATINGS



Securities rated Baa or BBB by an NRSRO have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Combined Statement of Additional Information.


ARROW FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by Mark Twain Bank, the Funds' adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.


Mark Twain Bank acts as the investment adviser for the Funds. Mark Twain Brokerage Services, Inc. is a wholly owned subsidiary of Mark Twain Bank. Possible conflicts of interest could arise between potential investors in the Funds due to the affiliation of Mark Twain Bank and Mark Twain Brokerage Services, Inc. and/or their existing clients. Please read this prospectus carefully before you invest or send money.



     ADVISORY FEES. The Adviser receives an investment advisory fee at annual rates equal to percentages of the relevant Fund's average daily net assets as follows: the Fixed Income Fund--.60%; the Municipal Income Fund--.70%; and the Equity Fund--.75%. The fee paid by the Equity Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser has undertaken to waive its fee up to the amount of the advisory fee, if operating expenses, exceed limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Mark Twain Bank, a Missouri state chartered bank, is a wholly owned subsidiary of Mark Twain Bancshares, Inc., a bank holding company organized under the laws of Missouri. Mark Twain Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1995, Mark Twain Bank managed assets in excess of $1.3 billion on a discretionary basis and provided custody services for additional assets in excess of $1.4 billion. Mark Twain Bank has advised the Trust since 1992. In addition to the Arrow Funds, the Trust Division manages two commingled funds with total assets of over $18 million. As part of their regular banking operations, Mark Twain Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Mark Twain Bank. The lending relationship will not be a factor in the selection of securities.


     Carl C. Enloe has managed the Equity Fund since its inception, December 1992. Mr. Enloe joined Mark Twain Bank, the Fund's adviser, in 1987, as head of investments. Prior to joining Mark Twain, he was head of investments at another major Missouri bank for 17 years. He served as senior portfolio manager at a private investment company and an analyst at a member New York Stock Exchange firm. He is a graduate of the University of Missouri.

     Randy J. Schofield has managed the Fixed Income Fund since its inception, December 1992. Mr. Schofield joined Mark Twain Bank in 1992 as Vice President of the Fund's investment adviser. Prior to joining Mark Twain, he was head of the investment department at a Missouri trust company for six years. Mr. Schofield received his B.S. and B.A. from Central Missouri State University.

     Larry E. Kaestner has managed the Municipal Income Fund since its inception, February 1, 1993. Mr. Kaestner joined Mark Twain Bank in 1988 as Vice President of the Fund's investment adviser. Mr. Kaestner has in excess of 20 years of investment advisory and portfolio management experience, including investment positions at two other major financial institutions. Mr. Kaestner is a graduate of Southern Illinois University.

DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. serves as the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Funds will pay to the distributor an amount computed at an annual rate of 0.25 of 1% of the average daily net asset value of each Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.
The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as may reasonably be requested.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may also pay administrators a fee for providing distribution or administrative services. This fee is in addition to the amounts paid under the Plan and, if paid, will be reimbursed by the Adviser and not the Fund.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting ser-


vices) necessary to operate each Fund. Federated Administrative Services provides these at an annual rate as specified below:

       MAXIMUM                  AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE             NET ASSETS OF THE FUNDS
---------------------    -------------------------------------
     .150 of 1%                on the first $250 million
     .125 of 1%                on the next $250 million
     .100 of 1%                on the next $250 million
     .075 of 1%           on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse or waive a portion of its fee at any time.

CUSTODIAN. Mark Twain Bank, St. Louis, Missouri, is custodian for the securities and cash of the Funds.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO RECORDKEEPER. Federated Services Company, Boston, Massachusetts, a subsidiary of Federated Investors, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. Federated Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Funds.



INDEPENDENT AUDITORS. The independent auditors for the Funds are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of a Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.


Notwithstanding the foregoing, to the extent consistent with applicable provisions of the Investment Company Act of 1940, Rule 17e-1, and other rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") under that Act, the Board of Trustees of the Trust has determined that all orders for transactions in securities or options on behalf of the Equity Fund will be placed by Mark Twain Bank with broker/dealers selected by Mark Twain Bank, including Mark Twain Brokerage Services, Inc. and other affiliated brokers. The Equity Fund may use a Mark Twain Brokerage Services, Inc. affiliated broker in a portfolio transaction when Mark Twain Bank believes that the affiliated broker's charge for the transaction does not exceed usual and customary levels and is likely to result in price and execution at least as favorable as those of other qualified broker/dealers.



NET ASSET VALUE

--------------------------------------------------------------------------------

The net asset value per share of each Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES


Shares of the Funds are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. An investor may purchase shares of the Funds through the appropriate subsidiary of Mark Twain Bancshares, Inc. as described below. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.



THROUGH MARK TWAIN. To place an order to purchase shares, investors may contact a broker (1-800-866-6040) or private banker (1-800-436-3666), as appropriate. Trust customers may contact their trust officer (314-889-0715). Texas residents must telephone Federated Services Company at 1-800-618-8573.


Purchase orders must be received by Mark Twain before 3:00 p.m. (St. Louis time) in order for shares to be purchased at that day's price. Payment may be made to Mark Twain either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by Mark Twain. When payment is made with federal funds, the order is considered received when federal funds are received by Mark Twain. Investors not purchasing through Mark Twain should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in a Fund by an investor is $1,000 unless the investment is in an IRA, in which case the minimum initial investment is $250. Employees of Mark Twain Bancshares, Inc. and its subsidiaries, their spouses and children under 21 may purchase shares with a minimum initial investment of $500. Subsequent investments by any investor must be in amounts of at least $100.


WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                 SALES CHARGE AS A        SALES CHARGE AS A
                                                   PERCENTAGE OF            PERCENTAGE OF
           AMOUNT OF TRANSACTION               PUBLIC OFFERING PRICE     NET AMOUNT INVESTED
--------------------------------------------   ---------------------     -------------------
Less than $100,000                                     3.50%                    3.63%
$100,000 but less than $250,000                        2.50%                    2.56%
$250,000 but less than $1 million                      1.50%                    1.52%
$1 million or more                                     0.00%                    0.00%




The net asset value for each of the Funds is determined at the close of trading (normally 4:00 p.m. New York time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the Funds may be purchased at net asset value, without a sales charge, by current and retired employees of Mark Twain Bancshares, Inc. and its subsidiaries, Arrow Funds' Trustees, and their spouses and children under 21, and all qualified retirement plans administered by Mark Twain Bank. In addition, no sales charge is imposed for Fund shares purchased through the Mark Twain Bank Trust Department or on customers purchasing pursuant to a Mark Twain Brokerage Services, Inc. wrap fee program. Shareholders who wish to obtain more information about the wrap fee program may contact Mark Twain Brokerage Services, Inc.

DEALER CONCESSIONS. For sales of shares of a Fund, a dealer will normally receive up to 88% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay additional amounts in the form of cash, or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of a Fund. Such payments, all or a portion of which may be paid from the sales charge the distributor normally retains or any other source available to it, will be predicated upon the amount of shares of a Fund that are sold by that dealer.

The sales charge for shares sold other then through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares.

REDUCING/ELIMINATING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;

     - using the reinvestment privilege; or

     - concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of a Fund's shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of shares of a Fund is made, the distributor will aggregate such additional purchases with previous purchases of shares of the Fund, provided the prior purchase is still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.50%, not 3.50%.


To receive the sales charge reduction, the distributor must be notified in writing by the shareholder, Mark Twain Brokerage Services, Inc., or Mark Twain Bank at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Fund shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold up to 3.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.


This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days toward the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.


REINVESTMENT PRIVILEGE. If shares in a Fund have been redeemed, the shareholder has a one-time right, within six months, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The distributor must be notified by the shareholder in writing or by Mark Twain Brokerage Services, Inc. of the reinvestment, in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in shares of one of the Funds of the Trust with a sales charge, and $70,000 in shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.


To receive this sales charge reduction, Mark Twain Brokerage Services, Inc., Mark Twain Bank, or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Funds will reduce the sales charge after they confirm the purchases.


SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus any applicable sales charge. A shareholder may apply for participation in this program through Mark Twain Brokerage Services, Inc., Mark Twain Bank, or directly through the Fund.



CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders not less frequently than quarterly.

DIVIDENDS AND DISTRIBUTIONS

With respect to the Fixed Income Fund and the Municipal Income Fund, dividends are declared daily and paid monthly. With respect to the Equity Fund, dividends are declared and paid quarterly.

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the appropriate Fund or Mark Twain, as appropriate.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


A shareholder may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling or sending a written request to Mark Twain Brokerage Services, Inc. or Mark Twain Bank.


Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned at net asset value and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 3:00 p.m. (St. Louis time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 3:00 p.m. (St. Louis time) on any business day will be executed at the close of the next business day. Telephone exchange instructions may be recorded.


When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales charge once upon purchasing shares of any Fund, including those shares obtained through the reinvestment of dividends, will not have to pay a sales charge again on an exchange.


An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the Funds in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.
The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which a Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form as described below and can be made through Mark Twain by its respective customers or directly through the Fund by all other investors.

THROUGH MARK TWAIN


BY TELEPHONE. In order to redeem shares, a shareholder may contact a broker (1-800-866-6040) or private banker (1-800-436-3666), as appropriate. Trust customers may contact their trust officer (314-889-0715). Telephone redemption instructions may be recorded.



For calls received before 3:00 p.m. (St. Louis time), proceeds will normally be wired within five business days to the shareholder's account at Mark Twain, or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received. If at any time a Fund shall determine it necessary to determine or modify this method of redemption, shareholders would be promptly notified.



An authorization form permitting a Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Mark Twain Brokerage Services, Inc., Mark Twain Bank, or the distributor.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail" should be considered.

If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. A shareholder who is a customer of Mark Twain Brokerage Services, Inc. may redeem shares by sending a written request to:

     Mark Twain Brokerage Services, Inc.
     Attn: Arrow Funds

     1630 South Lindbergh


     St. Louis, MO 63131




A shareholder who is a private banking customer of Mark Twain Bank may redeem shares by sending a written request to:


     Mark Twain Bank


     Attn: Private Banking


     1630 South Lindbergh


     St. Louis, MO 63131



The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested and the proper endorsement. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Mark Twain Brokerage Services, Inc. or Mark Twain Bank for assistance in redeeming by mail.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



     - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings and loan association or savings bank whose deposits are insured by the SAIF, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signatures guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


Redemption proceeds from purchases made by check are not available for seven calendar days.



SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder not less than $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Mark Twain. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, a Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances. As of November 3, 1995, the Trust Division of Mark Twain Bank, acting in various capacities for numerous accounts, was the owner of record of approximately 2,983,534 shares (92.16%), 2,898,668 shares (98.20%) and 1,662,447 shares (96.82%) of the Equity Fund, the Fixed Income Fund and the Municipal Income Fund, respectively, and therefore, may, for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Funds' adviser, Mark Twain Bank, is subject to such banking laws and regulations.

Mark Twain Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Mark Twain Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Mark Twain, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that a Fund's shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Mark Twain Bank is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL INCOME FUND


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, as amended, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

OTHER STATE AND LOCAL TAXES. Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds may advertise total return and yield. In addition, the Municipal Income Fund may advertise its tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each Fund over a thirty-day period by the maximum offering price per share of each Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

For the Municipal Income Fund, the tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.



ADDRESSES
--------------------------------------------------------------------------------


                Arrow Equity Portfolio                      Federated Investors Tower
                Arrow Fixed Income Portfolio                Pittsburgh, Pennsylvania 15222-3779
                Arrow Municipal Income Portfolio
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Mark Twain Bank                             8820 Ladue Road
                                                            St. Louis, Missouri 63124
-----------------------------------------------------------------------------------------------
Custodian
                Mark Twain Bank                             8820 Ladue Road
                                                            St. Louis, Missouri 63124
-----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
  and Portfolio Recordkeeper
                Federated Services Company                  P.O. Box 8600
                                                            Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------
Independent Public Accountants
                KPMG Peat Marwick LLP                       One Mellon Bank Center
                                                            Pittsburgh, Pennsylvania 15219
-----------------------------------------------------------------------------------------------




                                              ARROW FUNDS
                                              PROSPECTUS

                                              Arrow Funds
                                              Arrow Equity Portfolio
                                              Arrow Fixed Income Portfolio
                                              Arrow Municipal Income Portfolio


                                              November 30, 1995


      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      042749101
      042749200
      042749309

      2110904A (11/95)



ARROW FUNDS
ARROW GOVERNMENT MONEY MARKET PORTFOLIO
PROSPECTUS

A Diversified Portfolio of
the Arrow Funds, an Open-End,
Management Investment Company

November 30, 1995

[LOGO]
MARK TWAIN BANK
INVESTMENT ADVISER

[LOGO]
MARK TWAIN BANK
Investment Adviser
Federated Securities Corp., Distributor.
022749408
2110905A (11/95)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

(A PORTFOLIO OF ARROW FUNDS)
PROSPECTUS

Arrow Funds (the "Trust") is an open-end management investment company (a mutual fund). This prospectus offers investors interests in the diversified portfolio known as Arrow Government Money Market Portfolio (the "Fund").

The investment objective of the Fund is current income consistent with stability of principal and liquidity. The Fund pursues this investment objective by investing in a portfolio of short-term U.S. government securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MARK TWAIN BANK, ARE NOT GUARANTEED BY MARK TWAIN BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November 30, 1995 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-866-6040. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated November 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------
INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     Repurchase Agreements                                                     4
     When-Issued and Delayed
      Delivery Transactions                                                   4
     Investing in Securities of
       Other Investment Companies                                              4
  Investment Limitations                                                       4
  Regulatory Compliance                                                        5

ARROW FUNDS INFORMATION                                                        5
------------------------------------------------------

  Management of Arrow Funds                                                    5
     Board of Trustees                                                         5
     Investment Adviser                                                        5
       Advisory Fees                                                           5
       Adviser's Background                                                    5
  Distribution of Fund Shares                                                  6
     Shareholder Servicing Arrangements                                        6

ADMINISTRATION OF THE FUND                                                     6
------------------------------------------------------
     Administrative Services                                                   6
     Custodian                                                                 6
     Transfer Agent and Dividend Disbursing
       Agent and Portfolio Recordkeeping                                       6
     Independent Auditors                                                      6

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Minimum Investment Required                                                  7
  What Shares Cost                                                             7
  Share Purchases                                                              7
     Through Mark Twain                                                        7
     Automatic Investments                                                     7
  Systematic Investment Plan                                                   8
  Certificates and Confirmations                                               8
  Dividends                                                                    8
  Capital Gains                                                                8

EXCHANGE PRIVILEGE                                                             8
------------------------------------------------------

REDEEMING SHARES                                                               9
------------------------------------------------------

  Through Mark Twain                                                           9
     By Telephone                                                              9
     By Mail                                                                  10
     Receiving Payment                                                        11
     Checkwriting                                                             11
  Systematic Withdrawal Program                                               11
  Accounts with Low Balances                                                  11

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------

  Voting Rights                                                               11
  Massachusetts Partnership Law                                               12

EFFECT OF BANKING LAWS                                                        12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
-----------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  21
------------------------------------------------------

ADDRESSES                                                                     22

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....             None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...........................................             None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...........................................             None
Exchange Fee....................................................................             None
ANNUAL FUND OPERATING EXPENSES
(As a percentage of average net assets)
Management Fee  ................................................................            0.50%
12b-1 Fees......................................................................             None
Total Other Expenses ...........................................................            0.28%
    Total Fund Operating Expenses...............................................            0.78%


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "THE ARROW FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions may be subject to an additional fee.

                           EXAMPLE                            1 year    3 years    5 years    10 years
------------------------------------------------------------- ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
  assuming (1) 5% annual return and (2) redemption at the end of each time period. The Fund charges no contingent
  deferred sales charges.....................................   $8        $25        $43        $ 97


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




ARROW GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 21.

                                                              YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
                                                           1995         1994        1993(A)
                                                          ------       ------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00       $ 1.00       $ 1.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                     0.05         0.03         0.02
------------------------------------------------------    ------       ------       -------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions from net investment income                 (0.05)       (0.03)       (0.02 )
------------------------------------------------------    ------       ------       -------
NET ASSET VALUE, END OF PERIOD                            $ 1.00       $ 1.00       $ 1.00
------------------------------------------------------     -----        -----       ------
TOTAL RETURN(B)                                             5.04%        2.90%        1.86 %
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                  0.78%        0.80%        0.73 %*
------------------------------------------------------
  Net investment income                                     4.94%        2.86%        2.40 %*
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)                 $206,580     $154,170     $151,311
------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 21, 1992 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

Arrow Funds was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1992.


The Declaration of Trust permits Arrow Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Prior to August 25, 1994, the Arrow Government Money Market Portfolio was offered in both a Trust Shares class and an Investment Shares class. As of August 25, 1994, the Investment Shares of the Fund were no longer offered. This prospectus relates only to the Arrow Government Money Market Portfolio. In addition, the Trust offers three other investment portfolios, Arrow Equity Portfolio, Arrow Fixed Income Portfolio and Arrow Municipal Income Portfolio.



The Fund is designed as a convenient means of accumulating an interest in a professionally managed portfolio limited to short-term U.S. government securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. The Fund pursues this investment objective by investing in a portfolio of short-term U.S. government securities. The average maturity of the U.S. government securities in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Federal Home Loan Bank, Farm Credit Bank, and Student Loan Marketing Association.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of these securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will only invest in other investment companies that are money market funds having investment objectives and policies similar to its own, and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including certain restricted securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulate money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without approval of its shareholders.

ARROW FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF ARROW FUNDS

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Mark Twain Bank, the Fund's adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.


Mark Twain Bank acts as the investment adviser for the Fund. Mark Twain Brokerage Services, Inc. is a wholly owned subsidiary of Mark Twain Bank. Possible conflicts of interest could arise between potential investors in the Fund due to the affiliation of Mark Twain Bank and Mark Twain Brokerage Services, Inc. and/or their existing clients. Please read this prospectus carefully before you invest or send money.



     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50 of 1% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser has undertaken to waive its fee up to the amount of the advisory fee, for operating expenses, in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Mark Twain Bank, a Missouri state chartered bank, is a wholly-owned subsidiary of Mark Twain Bancshares, Inc., a bank holding company organized under the laws of the state of Missouri. Mark Twain Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1995, Mark Twain Bank managed assets in excess of $1.3 billion on a discretionary basis and provided custody services for additional assets in excess of $1.4 billion. Mark Twain Bank has advised the Trust since 1992. In addition to the Mark Twain Funds, the Trust Division of Mark Twain Bank manages two commingled funds with total assets of over $18 million. As part of their regular banking operations, Mark Twain Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Mark Twain Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay administrators a fee for providing distribution or administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

ADMINISTRATION OF THE FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as follows:

      MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE FUND
--------------------------------------------------------------
     .15 of 1%              on the first $250 million
     .125 of 1%              on the next $250 million
     .10 of 1%               on the next $250 million
     .075 of 1%        on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily reimburse or waive a portion of its fee.

CUSTODIAN. Mark Twain Bank, St. Louis, Missouri, is custodian for the securities and cash of the Fund.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO RECORDKEEPING.
 Federated Services Company, Boston, Massachusetts, a subsidiary of Federated Investors, is transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Fund.




INDEPENDENT AUDITORS. The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.


The net asset value is determined at 12:00 noon, 3:00 p.m. and as of the close of trading (normally 4:00 p.m., New York time), on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SHARE PURCHASES


Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. An investor may purchase shares of the Fund through the appropriate subsidiary of Mark Twain Bancshares, Inc. as described below. In connection with the sale of shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.



THROUGH MARK TWAIN. To place an order to purchase shares, investors may contact a broker (1-800-866-6040) or private banker (1-800-436-3666), as appropriate. Trust customers may contact their trust officer (314-889-0715). Texas residents must telephone Federated Services Company at 1-800-618-8573.



Purchase orders must be received by 11:00 a.m. (St. Louis time) in order to be credited on the same day. Payment must be received by 2:00 p.m. (St. Louis time) on the same business day in order to earn dividends for that day. Payment may be made by either check or federal funds or by debiting a customer's account at Mark Twain. Purchases by check are considered received after payment by check is converted into federal funds and received by Mark Twain. When payment is made with federal funds, the order is considered received when federal funds are received by Mark Twain.



AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predeter-mined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.


SYSTEMATIC INVESTMENT PLAN


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Mark Twain Brokerage Services, Inc., Mark Twain Bank, or directly through the Fund.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends will be reinvested in additional shares on payment dates unless cash payments are requested by writing to the Fund or Mark Twain, as appropriate.


CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


A shareholder may exchange shares of the Fund for shares of any of the other funds in the Trust by calling or sending a written request to Mark Twain Brokerage Services, Inc. or Mark Twain Bank.


Orders to exchange shares of one fund for shares of any of the other funds will be executed by redeeming the shares owned at net asset value and purchasing shares of any of the other funds at the net asset value determined after the exchange request is received, plus any applicable sales charge. Orders for exchanges received by the Fund prior to 3:00 p.m. (St. Louis time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 3:00 p.m. (St. Louis time) on any business day will be executed at the close of the next business day. Telephone exchange instructions may be recorded.



When exchanging into and out of shares of the funds in the Trust, shareholders who have paid a sales charge once upon purchasing shares of any fund, including those shares obtained through the reinvestment of dividends, will not have to pay a sales charge again on an exchange.


An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the funds in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form as described below and can be made through Mark Twain by its respective customers or directly through the Fund by all other investors.

THROUGH MARK TWAIN


BY TELEPHONE. In order to redeem shares, a shareholder may contact a broker (1-800-866-6040) or private banker (1-800-436-3666), as appropriate. Trust customers may contact their trust officer (314-889-0715). Telephone redemption instructions may be recorded.



For calls received before 11:00 a.m. (St. Louis time), proceeds will normally be wired the same day to the shareholder's account at Mark Twain or a check will be sent to the address of record. Those Shares will not be entitled to a dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Mark Twain.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail" should be considered.



If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders shall be promptly notified.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. A shareholder who is a customer of Mark Twain Brokerage Services, Inc., may redeem shares by sending a written request to:


       Mark Twain Brokerage Services, Inc.
        Attn: Arrow Funds
        1630 South Lindbergh
        St. Louis, MO 63131



A shareholder who is a private banking customer of Mark Twain Bank may redeem shares by sending a written request to:



       Mark Twain Bank
        Attn: Private Banking
        1630 South Lindbergh
        St. Louis, MO 63131



The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested and the proper endorsement. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Mark Twain Brokerage Services, Inc. or Mark Twain Bank for assistance in redeeming by mail.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


Redemption proceeds from purchases made by check are not available for seven calendar days.



CHECKWRITING. Checkwriting may be available to certain shareholders with a minimum balance of $10,000. For information on the availability of checkwriting and related matters, contact Mark Twain Bank at 1-800-436-3666.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid and capital gains distributions with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Mark Twain.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000. Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of November 3, 1995, the Trust Division of Mark Twain Bank, acting in various capacities for numerous accounts, was the owner of record of 198,881,578 shares (97.35%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by shareholders at a special meeting. The Trustees shall call a special meeting of the shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's Adviser, Mark Twain Bank, is subject to such banking laws and regulations.

Mark Twain Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Mark Twain Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Mark Twain Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that a Fund's shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Mark Twain Bank is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund will not be combined for tax purposes with those realized by any of the other funds of the Trust.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ARROW GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                                VALUE
------------        ----------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--63.6%
------------------------------------------------------------------------------------
                    FEDERAL FARM CREDIT BANK--19.4%
                    ----------------------------------------------------------------
$ 40,000,000        5.65%-5.80%, 10/2/1995-1/2/1996                                    $ 40,000,000
                    ----------------------------------------------------------------   ------------
                (a) FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                    ----------------------------------------------------------------
   1,000,000        5.57%, 10/19/1995                                                       997,215
                    ----------------------------------------------------------------   ------------
                (a) FEDERAL HOME LOAN BANK, DISCOUNT NOTES--14.4%
                    ----------------------------------------------------------------
  30,000,000        5.57%-6.30%, 10/2/1995-11/22/1995                                    29,869,229
                    ----------------------------------------------------------------   ------------
                (a) FEDERAL HOME LOAN MORTGAGE CORPORATION, DISCOUNT NOTES--9.6%
                    ----------------------------------------------------------------
  20,000,000        5.54%-5.58%, 10/6/1995-12/7/1995                                     19,889,145
                    ----------------------------------------------------------------   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.4%
                    ----------------------------------------------------------------
   5,000,000        5.72%, 11/15/1995                                                     5,000,000
                    ----------------------------------------------------------------   ------------
                (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--17.3%
                    ----------------------------------------------------------------
  36,000,000        5.50%-5.65%, 10/11/1995-1/16/1996                                    35,716,773
                    ----------------------------------------------------------------   ------------
                    TOTAL SHORT-TERM OBLIGATIONS                                        131,472,362
                    ----------------------------------------------------------------   ------------
MUTUAL FUND SHARES--0.1%
------------------------------------------------------------------------------------
      38,715        SEI Government Portfolio (AT NET ASSET VALUE)                            38,715
                    ----------------------------------------------------------------   ------------
(b) REPURCHASE AGREEMENTS--41.4%
------------------------------------------------------------------------------------
  43,000,000        Morgan Stanley & Co., Inc., 6.35%, dated 9/29/1995, due
                    10/2/1995                                                            43,000,000
                    ----------------------------------------------------------------
  42,600,000        Sanwa Securities USA Co., LP, 6.25%, dated 9/29/1995, due
                    10/2/1995                                                            42,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS                                          85,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                     $217,111,077+
                    ----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 + Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($206,580,438) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                 $85,600,000
------------------------------------------------------------------
Investments in securities                                            131,511,077
------------------------------------------------------------------   -----------
     Total investments, at amortized cost and value                                 $217,111,077
--------------------------------------------------------------------------------
Income receivable                                                                        347,312
--------------------------------------------------------------------------------
Deferred expenses                                                                         24,965
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    217,483,354
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     10,000,000
------------------------------------------------------------------
Income distribution payable                                              870,135
------------------------------------------------------------------
Payable to Bank                                                            7,974
------------------------------------------------------------------
Accrued expenses                                                          24,807
------------------------------------------------------------------   -----------
     Total liabilities                                                                10,902,916
--------------------------------------------------------------------------------    ------------
NET ASSETS for 206,580,438 shares outstanding                                       $206,580,438
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$206,580,438 / 206,580,438 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $9,982,988
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $872,930
----------------------------------------------------------------------
Administrative personnel and services fee                                 260,067
----------------------------------------------------------------------
Custodian fees                                                             43,956
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   36,077
----------------------------------------------------------------------
Directors'/Trustees' fees                                                   3,591
----------------------------------------------------------------------
Auditing fees                                                              11,977
----------------------------------------------------------------------
Legal fees                                                                  5,490
----------------------------------------------------------------------
Portfolio accounting fees                                                  51,363
----------------------------------------------------------------------
Share registration costs                                                   28,442
----------------------------------------------------------------------
Printing and postage                                                       22,158
----------------------------------------------------------------------
Insurance premiums                                                         11,343
----------------------------------------------------------------------
Miscellaneous                                                               7,487
----------------------------------------------------------------------   --------
     Total expenses                                                      1,354,881
----------------------------------------------------------------------
Waivers of investment advisory fee                                           (211)
----------------------------------------------------------------------   --------
     Net expenses                                                                     1,354,670
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $8,628,318
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED SEPTEMBER 30,
                                                                  ------------------------------
                                                                      1995             1994
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $   8,628,318    $   4,530,766
---------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income                             (8,628,318)      (4,530,766)
---------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                        414,847,913      549,781,518
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                        3               57
---------------------------------------------------------------
Cost of shares redeemed                                            (362,437,660)    (546,931,468)
---------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions          52,410,256        2,850,107
---------------------------------------------------------------   -------------    -------------
          Change in net assets                                       52,410,256        2,850,107
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                 154,170,182      151,320,075
---------------------------------------------------------------   -------------    -------------
End of period                                                     $ 206,580,438    $ 154,170,182
---------------------------------------------------------------   -------------    -------------


(See Notes which are an integral part of the Financial Statements)




ARROW GOVERNMENT MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Arrow Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four, diversified portfolios. The financial statements included herein are only those of Arrow Government Money Market Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.
     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its


ARROW GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
     income. Accordingly, no provisions for federal tax are necessary. Additionally, net capital losses of $146 attributable to security transactions incurred after October 31, 1994 are treated as arising on October 1, 1995, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1995, capital paid-in aggregated $206,580,438. Transactions in shares were as follows:

                                                                    YEAR ENDED SEPTEMBER 30,
                                                                  -----------------------------
                         TRUST SHARES                                 1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        414,847,913      549,781,518
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                   3               --
---------------------------------------------------------------
Shares redeemed                                                   (362,437,660)    (546,922,476)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Trust share transactions                52,410,256        2,859,042
---------------------------------------------------------------   ------------     ------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                                  -----------------------------
                       INVESTMENT SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                                 --               --
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                  --               57
---------------------------------------------------------------
Shares redeemed                                                             --           (8,992)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Investment share transactions                   --           (8,935)
---------------------------------------------------------------   ------------     ------------
     Net change resulting from Fund share transactions              52,410,256        2,850,107
---------------------------------------------------------------   ------------     ------------



ARROW GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Mark Twain Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.50 of 1% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Mark Twain Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,683 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following November 24, 1992 (the date the Fund first became effective). For the period ended September 30, 1995, the Fund paid $3,241 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------


The Board of Trustees and Shareholders


ARROW FUNDS:



We have audited the statements of assets and liabilities, including the portfolio of investments of the Arrow Government Money Market Portfolio, a portfolio within Arrow Funds, as of September 30, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights, which are presented on page 2 of this prospectus, for the years or periods from December 9, 1992 (commencement of operations) to September 30, 1995. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Arrow Government Money Market Portfolio at September 30, 1995, and the results of its operations for the year then ended, the changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                                                           KPMG PEAT MARWICK LLP



Pittsburgh, Pennsylvania


November 10, 1995



ADDRESSES
--------------------------------------------------------------------------------

                Arrow Government                             Federated Investors Tower
                Money Market Portfolio                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Mark Twain Bank                              8820 Ladue Road
                                                             St. Louis, Missouri 63124
------------------------------------------------------------------------------------------------
Custodian
                Mark Twain Bank                              8820 Ladue Road
                                                             St. Louis, Missouri 63124
------------------------------------------------------------------------------------------------


Transfer Agent, Dividend Disbursing Agent
  and Portfolio Recordkeeper
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 2266-8600




------------------------------------------------------------------------------------------------
Independent Auditors
                KPMG Peat Marwick LLP                        One Mellon Bank Center
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------




                                   ARROW FUNDS
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This Combined Statement of Additional Information relates only to the following three portfolios (the "Funds") of Arrow Funds (the "Trust"):
           Arrow Equity Portfolio;
           Arrow Fixed Income Portfolio; and
           Arrow Municipal Income Portfolio.
      This Combined Statement of Additional Information should be read with the combined prospectus of the Funds dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Funds.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                      Statement dated November 30, 1995











             FEDERATED SECURITIES
             CORP.


   GENERAL INFORMATION ABOUT THE           INVESTMENTS IN FOREIGN SECURITIES 19
TRUST                           3          PORTFOLIO TURNOVER             19
                                           INVESTMENT LIMITATIONS         19
INVESTMENT OBJECTIVE AND POLICIES OF
                                          ARROW FUNDS MANAGEMENT          26
THE FUNDS                       3
                                           FUND OWNERSHIP                 36
 TYPES OF INVESTMENTS           3
                                           TRUSTEES COMPENSATION          36
 PORTFOLIO INVESTMENTS AND STRATEGIES
                                           TRUSTEE LIABILITY              38
                               10
                                          INVESTMENT ADVISORY SERVICES    38
 FUTURES AND OPTIONS TRANSACTIONS10
 FUTURES CONTRACTS             11          ADVISER TO THE FUNDS           38
 STOCK INDEX OPTIONS           11          ADVISORY FEES                  39
 PUT OPTIONS ON FINANCIAL FUTURES
  CONTRACTS                    12
 CALL OPTIONS ON FINANCIAL FUTURES
  CONTRACTS                    13
 "MARGIN" IN FUTURES TRANSACTIONS14
 PURCHASING PUT OPTIONS ON PORTFOLIO
  SECURITIES                   15
 WRITING COVERED CALL OPTIONS ON
    PORTFOLIO SECURITIES       15
 OVER-THE-COUNTER OPTIONS      15
 RESTRICTED AND ILLIQUID SECURITIES
                               15
 TEMPORARY INVESTMENTS         16
 REPURCHASE AGREEMENTS         17
 REVERSE REPURCHASE AGREEMENTS 17
 WHEN-ISSUED AND DELAYED DELIVERY
    TRANSACTIONS               18
 LENDING OF PORTFOLIO SECURITIES18


ADMINISTRATIVE SERVICES        40         APPENDIX                    56

CUSTODIAN                      40

SHAREHOLDER SERVICING ARRANGEMENTS 41

BROKERAGE TRANSACTIONS         41

PURCHASING SHARES              44

 DISTRIBUTION PLAN             44
 CONVERSION TO FEDERAL FUNDS   46
DETERMINING NET ASSET VALUE    46

 DETERMINING MARKET VALUE OF
  SECURITIES                   46
REDEEMING SHARES               47

 REDEMPTION IN KIND            47
TAX STATUS                     48

 THE FUNDS' TAX STATUS         48
 SHAREHOLDERS' TAX STATUS      48
 CAPITAL GAINS                 49
TOTAL RETURN                   49

YIELD                          50

TAX-EQUIVALENT YIELD           50

 TAX-EQUIVALENCY TABLE         51
PERFORMANCE COMPARISONS        53

FINANCIAL STATEMENTS           55


GENERAL INFORMATION ABOUT THE TRUST

   The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1992, under the name Mark Twain Funds. Effective October 1, 1994, the Trust changed its name to Arrow Funds and each of the three Funds to which this Combined Statement of Additional Information relates changed their respective names from the Mark Twain Equity Portfolio, the Mark Twain Fixed Income Portfolio and the Mark Twain Municipal Income Portfolio to the Arrow Equity Portfolio ("Equity Fund"), the Arrow Fixed Income Portfolio ("Fixed Income Fund") and the Arrow Municipal Income Portfolio ("Municipal Income Fund"), respectively.
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The combined prospectus discusses the objective of each Fund and the policies it employs to achieve that objective. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
EQUITY FUND
The Equity Fund invests primarily in equity securities of companies selected by the Fund's adviser on the basis of assessment of earnings and the risk and volatility of each company's businesses.
  CONVERTIBLE SECURITIES
     The Equity Fund may invest in convertible securities.
     The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
  WARRANTS
     The Equity Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
FIXED INCOME FUND
   The Fixed Income Fund invests primarily in a portfolio of investment grade bonds. The Fund will only invest its assets in securities which are rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization(Aaa, Aa, A or Baa by Moody's
                                          -

Investors Service, Inc. ("Moody's"), AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch")) or deemed
                                                                   ---------

to be of comparable quality by the Fund's investment adviser. The investment
------------------------------------------------------------

portfolio consists of the following securities:


   o corporate debt securities such as bonds, notes, and debentures;
   o U.S. government securities, including U.S. Treasury bills, notes, and bonds, and securities issued by agencies and instrumentalities of the U.S. government;
   o commercial paper; and
   o repurchase agreements.
  MORTGAGE-RELATED ASSET-BACKED SECURITIES
     The Fund may also invest in various mortgage-related asset-backed securities. These types of investments may include adjustable rate mortgage securities, CMOs, real estate mortgage investment conduits, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). The mortgage securities primarily will have interest rates which reset at least annually and generally will be issued or guaranteed by government agencies.
  ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")
     ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage


     Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.
     Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.
     Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.
     While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g. investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
  RESETS OF INTEREST
     The interest rates paid on the ARMS and CMOs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag behind changes in market rate levels and tend to be somewhat less volatile.
  CAPS AND FLOORS
     The underlying mortgages which collateralize the ARMS and CMOs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
     The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.
MUNICIPAL INCOME FUND
  CHARACTERISTICS OF INVESTMENTS
     The municipal securities in which the Fund invests have the characteristics set forth in the prospectus.
     An unrated municipal security will be determined by the Fund's adviser to meet the quality standards established by the Trustees if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees and/or the adviser consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from such issuer, or the guarantor of payment by either of those issuers. The Fund is not required to sell a municipal security if the security's rating is reduced below the required minimum subsequent to its purchase by the Fund. The investment adviser considers this event, however, in its determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's, S&P, or Fitch change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of municipal securities are:
     omunicipal notes and bonds and tax-exempt commercial paper;
     oserial notes and bonds sold with a series of maturity dates;


     otax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;
     obond anticipation notes sold in anticipation of the issuance of longer-
      term bonds in the future;
     oprerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and
     ogeneral obligation bonds secured by a municipality's pledge of taxation. PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally with thirty days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing a participation interest, the Fund is buying a security meeting the maturity and quality requirements of the Fund and is also receiving the tax-free benefits of the underlying securities.
     In the acquisition of participation interests, the Fund's investment adviser will consider the following quality factors:
     oa high-quality underlying municipal security (of which the Fund takes possession); or
     oa high-quality issuer of the participation interest; or oa guarantee or letter of credit from a high-quality financial institution supporting the participation interest.


  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.
     Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interest or a guarantor of either issuer.
PORTFOLIO INVESTMENTS AND STRATEGIES
FUTURES AND OPTIONS TRANSACTIONS
The Fixed Income and Equity Funds may engage in futures and options transactions as described below.
As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts, and writing call options on futures contracts.
The Funds may also write covered call options on portfolio securities to attempt to increase current income.
The Funds will maintain their position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.


FUTURES CONTRACTS
The Funds may enter into futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to sell a specific type of security called for in the contract ("going short") and the buyer who agrees to purchase the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. Stock index futures contracts are similar to financial futures contracts, but their price is based upon fluctuations in a particular index of stock prices during a specified period, such as the S&P 500 Index. No physical delivery of the underlying securities in the index is made.
The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates.
STOCK INDEX OPTIONS
The Funds may purchase put options on stock indexes listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.


The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indexes will be subject to the ability of the adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Funds may purchase and write listed put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increases in interest rates.
Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.
Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
In addition to purchasing put options on futures, a Fund may write listed call options on financial futures contracts or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.
In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.
A Fund will not maintain open positions in futures contracts it has sold or call options it has written on financial futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions.
The Funds are also required to deposit and maintain margin when they write call options on futures contracts.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Funds, including the Municipal Income Fund, may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
   The Funds, including the Municipal Income Fund, may also write covered
            --------------------------------------

call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).
OVER-THE-COUNTER OPTIONS
The Funds, including the Municipal Income Fund, may purchase and write over-
         --------------------------------------

the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the


Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. TEMPORARY INVESTMENTS
The Equity and Municipal Income Funds may also invest in temporary investments from time to time for defensive purposes.
  MONEY MARKET INSTRUMENTS
     The Funds may invest in the following money market instruments: oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; and
     oprime commercial paper (rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch).


  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Funds may invest are described in the combined prospectus under "U.S. Government Securities" and in the section entitled "U.S. Government Obligations" under the Fixed Income Fund in this Combined Statement of Additional Information.
REPURCHASE AGREEMENTS
The Funds require their custodian to take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the applicable Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for a Fund.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the applicable Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets. LENDING OF PORTFOLIO SECURITIES
The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
INVESTMENTS IN FOREIGN SECURITIES
In addition to the risks associated with foreign securities disclosed in the combined prospectus under "Investments in Foreign Securities," additional differences exist between investing in foreign and domestic securities. Examples of such differences include:
   o less publicly available information about foreign issuers;
   o credit risks associated with certain foreign governments;
   o the lack of uniform financial accounting standards applicable to foreign issuers;
   o less readily available market quotations on foreign issues;
   o the likelihood that securities of foreign issuers may be less liquid or more volatile;
   o generally higher foreign brokerage commissions; and
   o unreliable mail service between countries.
PORTFOLIO TURNOVER
   Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. During the fiscal years ended September 30, 1995, and 1994, the Equity, Fixed Income, and Municipal Income Funds' portfolio turnover rates were 45%, 33%, and 38%, and 127%, 28%, and 27%, respectively.
INVESTMENT LIMITATIONS
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
        The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Equity and Fixed Income Funds
                                            ----------------------------     -

     may enter into futures contracts. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. In addition, the Municipal Income Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest). A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
  SELLING SHORT AND BUYING ON MARGIN
     The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
     With regard to the Fixed Income and Equity Funds, the deposit or payment by the Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  LENDING CASH OR SECURITIES
     The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. The Municipal Income Fund may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust. The Funds shall not be prevented from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations.
  INVESTING IN COMMODITIES
     None of the Funds will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fixed Income and Equity Funds may engage in transactions involving financial futures contracts or options on financial futures contracts.
  INVESTING IN REAL ESTATE
     None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of their respective total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. The Funds will not acquire more than 10% of the outstanding voting securities of any one issuer.
     For the Municipal Income Fund, under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
     Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets.
  CONCENTRATION OF INVESTMENTS
     A Fund will not invest 25% or more of the value of its respective total assets in any one industry. However, a Fund may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.
     The Municipal Income Fund does not intend to purchase securities (other than securities guaranteed by the U.S. government or its agencies or direct obligations of the U.S. government) if, as a result of such purchases, 25% or more of the value of its total assets would be invested in a governmental subdivision in any one state, territory, or possession of the United States. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).


  UNDERWRITING
     A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
The above limitations cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  PLEDGING ASSETS
        The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of a Fund at the time of the pledge. The purchase of securities on a when-issued basis will not be deemed to be a pledge of a Fund's assets. For purposes of this limitation the following will not be deemed to be pledges of a Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and, with respect to the Fixed Income and Equity Funds, (b)
                        ----------------------------------------------------

     collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indexes) and (ii) initial or variation margin for futures contracts.
  INVESTING IN ILLIQUID SECURITIES
     The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the


     Trustees to be liquid, and non-negotiable time deposits with maturities over seven days. For the Municipal Income Fund, illiquid securities may also include participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.
  INVESTING IN RESTRICTED SECURITIES
     A Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.
  INVESTING IN PUT OPTIONS
        The Funds will not purchase put options on securities, unless the securities are held in a Fund's portfolio and not more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions.


  WRITING COVERED CALL OPTIONS
     The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN NEW ISSUERS
     A Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. The Fixed Income Fund will apply this limitation by reference to the issuer of a CMO (or other mortgage-related asset-backed security) rather than requiring that the CMO (or other mortgage-related asset-backed security) itself have at least three years of continuous operations.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN MINERALS
     A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Equity Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
        The Equity Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
To comply with registration requirements in certain states, the Funds (1) will limit the aggregate value of the assets underlying covered call options or put options written by a Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by a Fund to 5% of its net assets and (3) will limit the margin deposits on futures contracts entered into by a Fund to 5% of its net assets. In addition, to comply with restrictions in certain states, the Equity Fund will limit its investment in restricted securities to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
The Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
   ARROW FUNDS MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT
                                                       ------------

POSITIONS WITH ARROW FUNDS, AND PRINCIPAL OCCUPATIONS.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL


Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.








William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee


Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.











Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI


Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.











Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee


Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.










John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960

Vice President and Assistant Treasurer


Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty


U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the outstanding shares of each Fund.
As of November 3, 1995 the following shareholders of record owned 5% or more shares of the Arrow Equity Fund: Mark Twain Trust Division, St. Louis, Missouri, owned approximately 2,983,534 shares (92.16%); National Financial Services for the exclusive benefit of their customers, New York, New York, owned approximately 164,509 shares (5.08%).
As of November 3, 1995 the following shareholder of record owned 5% or more of the Arrow Fixed Income Fund and the Arrow Municipal Income Fund: Mark
Twain Trust Division, St. Louis, Missouri, owned approximately 2,898,668 shares (98.20%) of the Arrow Fixed Income Fund and approximately 1,622,447 shares (96.82%) of the Arrow Municipal Income Fund.
TRUSTEES COMPENSATION


                        AGGREGATE
NAME ,                 COMPENSATION
POSITION WITH              FROM


TRUST                     TRUST*#


John F. Donahue,           $      0
Chairman and Trustee
Thomas G. Bigley,          $  934
Trustee
John T. Conroy, Jr.,          $1,345
Trustee
William J. Copeland,          $1,345
Trustee
James E. Dowd,             $1,345
Trustee
Lawrence D. Ellis, M.D.,      $1,246
Trustee
Edward L. Flaherty, Jr.,      $1,345
Trustee
Edward D. Gonzales,           $       0
President, Treasurer
and Trustee
Peter E. Madden,           $1,059
Trustee
Gregor F. Meyer,           $1,246
Trustee
John E. Murray, Jr.,          $1,246
Trustee
Wesley W. Posvar,          $1,246
Trustee
Marjorie P. Smuts,            $1,246


Trustee


* Information is furnished for the fiscal year ended September 30, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUNDS
The Trust's investment adviser is Mark Twain Bank, the Funds' adviser (the "Adviser"), which is a wholly owned subsidiary of Mark Twain Bancshares, Inc. Because of internal controls maintained by Mark Twain Bank to restrict the flow of non-public information, investments by a Fund are typically made without any knowledge of Mark Twain Bank's or its affiliates' lending relationship with an issuer.
The Adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
   For the fiscal year ended September 30, 1995, the Funds' Adviser earned
                                              -

advisory fees of $253,371, $184,158, and $133,160 for the Equity Fund, the Fixed Income Fund and the Municipal Income Fund, respectively, of which
$15,785, $3,366 and $105,456 were waived. For the fiscal year ended September 30, 1994, the Funds' Adviser earned advisory fees of $234,468, $228,546, and $172,640 for the Equity Fund, the Fixed Income Fund and the Municipal Income Fund, respectively, of which $9,037, $2,736, and $136,730 were waived. For the period from January 4, 1993 (date of initial public investment) to September 30, 1993 for the Equity Fund and Fixed Income Fund and from
February 1, 1993 (date of initial public investment) to September 30, 1993 for the Municipal Income Fund, the Adviser earned advisory fees from the Equity Fund, the Fixed Income Fund, and the Municipal Income Fund of
$154,818, $167,645, and $98,501, respectively, of which $10,480, $4,430 and
$84,267 were waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.


     If a Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

   Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal year ended September 30, 1995, the
                         -------------------------------------------------

Equity Fund, Fixed Income Fund and Municipal Income Fund incurred costs for
-------------------------------------------------------- ------------------

administrative services of $52,746, $50,000, and $50,000, respectively. For
---------------------------                             ----------------

the fiscal year ended September 30, 1994, the Equity Fund, Fixed Income Fund and Municipal Income Fund incurred costs for administrative services of $50,000, $57,055 and $50,000, respectively. For the period from January 4, 1993 (date of initial public investment) to September 30, 1993 for the Equity Fund and Fixed Income Fund and from February 1, 1993 (date of initial public investment) to September 30, 1993, for the Municipal Income Fund, the Equity
                                                                  ----------

Fund, the Fixed Income Fund, and the Municipal Income Fund incurred costs for
-----------------------------------------------------------

administrative services of $36,849, $41,822, and $21,064 respectively.
CUSTODIAN

Under the Custodian Agreement, Mark Twain Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For its services, the custodian receives an annual fee equal to 0.025 of 1% of each Fund's average daily net assets subject to a minimum fee of $2,000 per month.
SHAREHOLDER SERVICING ARRANGEMENTS

   The distributor may pay fees to brokers and dealers for distribution and
                   ----

administrative services and to administrators for administrative services. The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding a Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as a Fund may reasonably request. These
                                                                   ------

fees, if paid, will be reimbursed by the Adviser, not the Funds.
----------------------------------------------------------------

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include:
   o advice as to the advisability of investing in securities;


   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
   The Adviser exercises reasonable business judgment in selecting brokers
                       -

who offer brokerage and research services to execute securities transactions. It determines in good faith that commissions charged by such persons are
---         -

reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type a Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.
The Trustees of the Trust have determined that portfolio transactions for the Equity Fund may be executed through Mark Twain Brokerage Services, Inc. and other affiliated broker/dealers if, in the judgment of Mark Twain Bank, the use of Mark Twain Brokerage Services, Inc. or an affiliated broker is likely to result in prices and execution at least as favorable as those of other qualified broker/dealers and if, in such transactions, the affiliated broker/dealer charges the Equity Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Mark Twain Brokerage Services, Inc. will not participate in commissions from brokerage given by the Equity Fund to other brokers or dealers. In addition, pursuant to an exemption granted by the SEC, the Equity Fund may engage in transactions involving certain money market instruments with Mark Twain Brokerage Services, Inc. or particular affiliates acting as principal. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.
Under rules adopted by the SEC, Mark Twain Brokerage Services, Inc. may not execute transactions for the Equity Fund on the floor of any national securities exchange, but may effect transactions for the Equity Fund by transmitting orders for execution, providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with Mark Twain Brokerage Services, Inc. Mark Twain Brokerage Services, Inc. will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Equity Fund. The Equity Fund has been advised by Mark Twain Brokerage Services, Inc. that on most transactions, the floor brokerage generally constitutes from between three-quarters of a cent and one cent per share, which may be as high as 20% of the total commissions paid.
   For the fiscal year ended September 30, 1995, the Equity Fund paid $42,563
   -------------------------------------------------------------------

in brokerage commissions on brokerage transactions. For the fiscal year ended
----------------------- ----------------------------


September 30, 1994, the Equity Fund paid $111,324 in brokerage commissions on brokerage transactions and for the period from January 4, 1993 (date of initial public investment) to September 30, 1993, the Equity Fund paid $50,423 in brokerage commissions on brokerage transactions.
For the fiscal years ended September 30, 1995 and 1994, and for the period
                   -                     ---------    --

from January 4, 1993 (date of initial public investment) to September 30, 1993, the Equity Fund did not execute any portfolio transactions through Mark Twain Brokerage Services, Inc.
PURCHASING SHARES

Except under certain circumstances as described in the prospectus, shares of the Funds are sold at their net asset value with a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under "Investing in the Funds."
DISTRIBUTION PLAN
With respect to the Funds, the Trust has adopted a Plan pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of a Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services provided to a Fund. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for purchases and redemptions of a Fund's shares, confirming and reconciling all transactions, reviewing the activity in Fund accounts and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of a Fund's shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.
   For the fiscal year ended September 30, 1995, brokers and administrators
   ----------------------------------------------------------

(financial institutions) received fees on behalf of the Equity Fund, the
-------------------------------------------- ---------------------------

Fixed income Fund and the Municipal Income Fund in the amount of $84,456,
------------------------------------------------              --

$76,734 and $47,558, respectively, pursuant to the Plan, all of which were
                   --------------  --------------------

voluntarily waived. For the fiscal year ended September 30, 1994, brokers and administrators (financial institutions) received fees on behalf of the Equity Fund, the Fixed Income Fund, and the Municipal Income Fund in the amount of $78,171, $95,223, and $61,650, respectively, pursuant to the Plan, all of which were voluntarily waived. For the period from January 4, 1993 (date of initial public investment) to September 30, 1993 for the Equity Fund and Fixed Income Fund and from February 1, 1993 (date of initial public investment) to September 30, 1993 for the Municipal Income Fund, brokers and administrators (financial institutions) received fees on behalf of the Equity Fund, the Fixed Income Fund, and the Municipal Income Fund, in the amount of
                                                            --------------

$51,605, $69,858, and $35,179, respectively, pursuant to the Plan, all of
                               --------------

which were voluntarily waived.
CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Mark Twain Bank and Federated Services Company act as the shareholder's agents in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset values of the Funds generally change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
The market value of the Funds' portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, the latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. Over-the-counter put options will be valued at the mean between the bid and the asked prices.
REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which a Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS

THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders of the Equity and Fixed Income Funds are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. With respect to the Fixed Income Fund, no portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.


CAPITAL GAINS
Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares. TOTAL RETURN

   The Equity Fund's average annual total returns for the one-year period
                                                -

ended September 30, 1995 and for the period from January 4, 1993 (date of
                       -

initial public investment) to September 30, 1995 were 37.95% and 11.94%,
                                               -

respectively. The Fixed Income Fund's average annual total returns for the
                                                                 -

one year period ended September 30, 1995 and for the period from January 4,
                                       -

1993 (date of initial public investment) to September 30, 1995 were 10.84%
                                                             -

and 5.08%, respectively.
The Municipal Income Fund's average annual total returns for the one year
                                                       -

period ended September 30, 1995 and for the period from February 1, 1993
                              -

(date of initial public investment) to September 30, 1995 were 4.65% and
                                                        -

4.27%, respectively.
The average annual return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned in such Fund at the end of the period by the net asset value per share for such Fund at the end of the period. The number of shares owned in a Fund at the end of the period is based on the number of shares purchased in such Fund at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming monthly or quarterly reinvestment, as applicable, of all dividends and distributions.
YIELD

   The yield for the Equity Fund, the Fixed Income Fund, and the Municipal Income Fund for the thirty-day period ended September 30, 1995 was 0.50%,
                                                             -

5.13%, and 3.91%, respectively.
The yield for the Funds is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD

   The tax-equivalent yield for the Municipal Income Fund for the thirty-day period ended September 30, 1995 was 6.47%. The tax-equivalent yield of the
                              -

Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt. TAX-EQUIVALENCY TABLE
The Municipal Income Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-exempt" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                         TAXABLE YIELD EQUIVALENT FOR 1995
                         ---------------------------------

                                MULTISTATE MUNICIPAL FUNDS
                     -------------------------------------

                            FEDERAL INCOME TAX BRACKET:
              15.00%     28.00%      31.00%     36.00%     39.60%
    =============================================================

   Joint Return:$1-39,000        $39,001-94,250$94,251-143,600$143,601-256,600
                                 --------      --------       ---------

           Over $250,500
           -

   Single Return:      $1-23,350 $23,351-56,550$56,551-117,950$117,951-256,500
                 ---------      ---------      --------       ---------

           Over $256,500
   =========

            TAX-EXEMPT
            ----------


                 YIELD        TAXABLE YIELD EQUIVALENT
                 -------------------------------------



     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
    ----------------------------------------------------------

     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
    ----------------------------------------------------------

     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
    ----------------------------------------------------------

     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
    ----------------------------------------------------------

     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
    ----------------------------------------------------------

     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
    ----------------------------------------------------------

     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
    ----------------------------------------------------------

     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
    ----------------------------------------------------------

     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
    ----------------------------------------------------------

     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
    ----------------------------------------------------------

     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
    ----------------------------------------------------------

     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
    ----------------------------------------------------------

     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
    ----------------------------------------------------------

     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
    ----------------------------------------------------------

     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%
    ----------------------------------------------------------


    Note:  The maximum marginal tax rate for each bracket was used in
    -----------------------------------------------------------------

    calculating the taxable yield equivalent. Furthermore, additional state and
    ---------------------------------------------------------------------------

    local taxes paid on comparable taxable investments were not used to
    -------------------------------------------------------------------

    increase federal deductions.
    ----------------------------

    The chart above is for illustrative purposes only. It is not an indicator
    -------------------------------------------------------------------------

    of past or future performance of Fund shares.
    ---------------------------------------------

    * Some portion of the Fund's income may be subject to the federal
    - ---------------------------------------------------------------

    alternative minimum tax and state and local income taxes.
    ---------------------------------------------------------

PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in each Fund's expenses; and
   o various other factors.
Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.
The financial publications and/or indices which a Fund uses in advertising may include:
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising sales literature.
   o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.


   o LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.
   o LEHMAN BROTHERS TEN-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.
Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.
From time to time, the Fund may advertise its performance, using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services, Inc. money market instruments average. Advertisements may quote performance information which does not reflect the effect of the sales charge.
                    ------

FINANCIAL STATEMENTS

   The financial statements for the Arrow Equity Portfolio, the Arrow Fixed Income Portfolio, and the Arrow Municipal Income Portfolio for the fiscal year ended September 30, 1995 are incorporated herein by reference to the Combined Annual Report to Shareholders of the Arrow Funds dated September 30, 1995.




APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P's may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.
MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.


MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated "F-1+".
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1" and "F-2" categories.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS P-1--Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:
   o Leading market positions in well-established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


Well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.









   AEF Cusip  042749101
      --------

AFIP Cusip 042749200
    ------

AMIP Cusip  042749309
     -------

2110904B (11/95)
              -



                    ARROW GOVERNMENT MONEY MARKET PORTFOLIO
                          (A PORTFOLIO OF ARROW FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION



   This Statement of Additional Information for the Arrow Government Money Market Portfolio should be read with the prospectus for the Fund dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Fund.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated November 30, 1995


















              FEDERATED SECURITIES
              CORP.

              Distributor


                                          SHAREHOLDER SERVICING ARRANGEMENTS 19

GENERAL INFORMATION ABOUT THE FUND 2      BROKERAGE TRANSACTIONS          20

INVESTMENT OBJECTIVE            2         PURCHASING SHARES               21

 TYPES OF INVESTMENTS            2         CONVERSION TO FEDERAL FUNDS    22
 WHEN-ISSUED AND DELAYED DELIVERY         DETERMINING NET ASSET VALUE     22
  TRANSACTIONS                   3
                                           USE OF THE AMORTIZED COST METHOD22
 REPURCHASE AGREEMENTS           3
                                          REDEEMING SHARES                24
 REVERSE REPURCHASE AGREEMENTS   3
 INVESTMENT LIMITATIONS          4         REDEMPTION IN KIND             24
ARROW FUNDS MANAGEMENT          7         TAX STATUS                      25

 FUND OWNERSHIP                 15         THE FUND'S TAX STATUS          25
 TRUSTEES COMPENSATION          16         SHAREHOLDERS' TAX STATUS       25
 TRUSTEE LIABILITY              17        YIELD                           26
INVESTMENT ADVISORY SERVICES   17
                                          EFFECTIVE YIELD                 26
 ADVISER TO THE FUND            17
                                          PERFORMANCE COMPARISONS         27
 ADVISORY FEES                  18
ADMINISTRATIVE SERVICES        19

CUSTODIAN                      19


GENERAL INFORMATION ABOUT THE FUND

Arrow Government Money Market Portfolio (the "Fund") is a portfolio in Arrow Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1992, under the name Mark Twain Funds. Effective October 1, 1994, the Trust changed its name to Arrow Funds and the Fund changed its name to Arrow Government Money Market Portfolio. INVESTMENT OBJECTIVE

The Fund's investment objective is current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests primarily in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
      Some of the short-term U.S. government securities that the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
      Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
     The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees ("Trustees") that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN RESTRICTED SECURITIES

     To comply with requirements of a particular state, the Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Security Act of 1933.



  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry.
     However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or repurchase agreements secured by such instruments.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, including certain restricted securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, and will not invest more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted


     that investment companies incur certain expenses such as management fees, and, therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.
The Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

The Fund does not intend to invest in any restricted securities in the next fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

ARROW FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Arrow Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of


the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff


562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President


President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President


Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


 Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


*  This Trustee is deemed to be an "interested person" as defined in the
Investment Company Act of 1940, as      amended.
@  Member of the Executive Committee. The Executive Committee of the Board of
Trustees handles the     responsibilities of the Board of Trustees between
meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust;


Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of November 3, 1995, the following shareholders owned 5% or more of the outstanding shares of the Fund: Mark Twain Trust Division owned approximately 198,881,578 shares (97.35%).




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Chairman and Trustee
Thomas G. Bigley,$  934
Trustee
John T. Conroy, Jr.,       $1,345
Trustee
William J. Copeland,       $1,345
Trustee
James E. Dowd,   $1,345
Trustee
Lawrence D. Ellis, M.D.,   $1,246
Trustee
Edward L. Flaherty, Jr.,   $1,345
Trustee
Edward D. Gonzales,        $         0
President, Treasurer
and Trustee
Peter E. Madden, $1,059
Trustee


Gregor F. Meyer, $1,246
Trustee
John E. Murray, Jr.,       $1,246
Trustee
Wesley W. Posvar,$1,246
Trustee
Marjorie P. Smuts,         $1,246
Trustee


* Information is furnished for the fiscal year ended September 30, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Mark Twain Bank (the "Adviser"). Mark Twain Bank is a wholly-owned subsidiary of Mark Twain Bancshares, Inc.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of internal controls maintained by Mark Twain Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Mark Twain Bank's or its affiliates' lending relationship with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the fiscal years ended September 30, 1995 and 1994, the Fund's Adviser earned advisory fees of $872,930 and $788,681, of which $211 and $0 were waived. For the period from November 9, 1992 (start of business) to September 30, 1993, the Fund's Adviser earned advisory fees of $613,973, of which $2,645 was voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES


Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the fiscal years ended September 30, 1995 and 1994, the Fund incurred costs for administrative services of $260,067 and $236,784, none of which were waived. For the period from November 9, 1992 (start of business) to September 30, 1993, the Fund incurred costs for administrative services of $183,509, none of which was waived.

CUSTODIAN

Under the Custodian Agreement, Mark Twain Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For its services, the custodian receives an annual fee equal to
0.025 of 1% of the Fund's average daily net assets subject to a minimum fee of $2,000 per month.


SHAREHOLDER SERVICING ARRANGEMENTS


The distributor may pay fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding a Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as a Fund may reasonably request. These fees, if paid, will be reimbursed by the Adviser, and not the Fund.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.



The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. It determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

For the fiscal years ended September 30, 1995, 1994 and for the period from November 9, 1992 (start of business) through September 30, 1993, the Fund did not pay any brokerage commissions on portfolio transactions.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."




CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Mark Twain Bank and Federated Services Company act as the shareholder's agents in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which the net asset value is calculated by the Fund are described in the prospectus. USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under that Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.


     The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
     In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.


  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them once every 12 months.
YIELD


The Fund's yield for the seven-day period ended September 30, 1995 was 5.07%. The Fund calculates the yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;


   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced.
EFFECTIVE YIELD




The Fund's effective yield for the seven-day period ended September 30, 1995 was 5.20%. The Fund's effective yield is computed by compounding the unannualized base period return by:

   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the Fund's expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.


   o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. From time to time, the Fund may advertise its performance, using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services, Inc. money market instruments average.

PART C  OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a) Financial Statements (Incorporated by reference to the Combined Annual Report to Shareholders of the Arrow Funds dated September 30, 1995 pursuant to Rule 411 under the Securities Act of 1933.) (File No. 811-7041) (Portfolios 1, 2, 3);
               (Filed in Part A.) (File No. 811-7041) (Portfolio 4).
          (b)  Exhibits:
                (1) Copy of Declaration of Trust of the
                    Registrant;(1)
                     (i) Conformed copy of Amendment No. 1 to


 Cusip 042749408
2110905B (11/95)



                         Declaration of Trust of Registrant; (5)
                (2) Copy of By-Laws of the Registrant; (1)
                (3) Not applicable;
                (4) Conformed Copy of Specimen Certificates for Shares
                    of Beneficial Interest of the Registrant;(5)
                (5) Conformed Copy of Investment Advisory Contract of
                    the Registrant; (4)
                (6) Conformed Copy of Distributor's Contract of the
                    Registrant; (3)
                (7) Not applicable;
                (8) Conformed Copy of Custodian Agreement of the
                    Registrant; (4)
                (9) (i) Conformed copy of Agreement for Fund
                    Accounting, Shareholder Recordkeping and Custody Services Procurement; +
                    (ii) Conformed copy of Administrative Services
                    Agreement; (5)
               (10) Conformed copy of Opinion and Consent of Counsel
                    as to legality of shares being registered;(2)
               (11) (i) Conformed Copy of Consent of Independent
                         Auditors; +
                    (ii) Methodology and Procedures for Accounting for
                         Multiple Classes of Shares; (1)
               (12) Not applicable;
               (13)  Conformed Copy of Initial Capital Understanding;
                    (2)
               (14) Not applicable;
               (15) (i) Copy of Distribution Plan; (3)
                    (ii) Form of 12b-1 Agreement; +


               (16) Copy of Schedule for Computation of Fund
                    Performance Data; (3)
               (17) Copy of Financial Data Schedule; +
               (18) Not Applicable
               (19) Conformed copy of Power of Attorney; (5)

Item 25.  Persons Controlled by or Under Common Control with
                                   Registrant:

          None


+    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed September 11, 1992 (File Nos. 33-49007 and 811-7041)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed November 18, 1992 (File Nos. 33-49007 and 811-7041)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1993 (File Nos. 33-49007 and 811-7041)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed November 24, 1993 (File Nos. 33-49007 and 811-7041).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed November 28, 1994 (File Nos. 33-49007 and 811-7041).





Item 26.  Number of Holders of Securities:

          Title of Class                Number of Record Holders

          Shares of beneficial interest
          (no par value)

          Arrow Equity Portfolio, as of
           November 3, 1995                       108

          Arrow Fixed Income Portfolio,
           as of November 3, 1995                 28

          Arrow Municipal Income Portfolio,       28
           as of November 3, 1995

          Arrow Government Money Market
           Portfolio, as of November 3, 1995      5

Item 27.  Indemnification: (2)

Item 28.  Business and Other Connections of Investment Adviser:

          Mark Twain Bank, a Missouri state chartered bank, is a wholly owned subsidiary of Mark Twain Bancshares, Inc., a bank holding company organized under the laws of the state of Missouri. Mark Twain Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1995, Mark Twain Bank managed assets in excess of $1.3 billion on a discretionary basis and provided custody services for additional assets in excess of $1.4 billion. Mark Twain Bank has advised the Trust since 1992. In addition to the Arrow Funds, the Trust Division of Mark Twain Bank manages two commingled funds with total assets of over $18 million.

          The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with Mark Twain Bank.


   (1)                     (2)                    (3)
                                              Other Substantial
                       Position with          Business, Profession,
Name                   the Adviser            Vocation or Employment

Peter F. Benoist       Chairman               Executive Vice President
                       and CEO                and Director of Mark
                                              Twain Bancshares, Inc.

Robert F. Borchert     President and
                       Director


Kathryn Bader          Senior Vice President

Ronald T. Barnes       Senior Vice President

2.   Response is incorporated by reference to Registrant's Pre-
     Effective Amendment No. 1 on Form N-1A filed November 18, 1992 (File Nos. 33-49007 and 811-7041)


Thomas M. Fitzgerald   Senior Vice President

Robert W. Holle        Senior Vice President,
                       Secretary and Cashier

William T. Reeves      Senior Vice President

Frederick Zimmer       Senior Vice President

Sean P. McManus        Senior Vice President

Kevin Cody             Vice President and
                       Cheif Accounting Officer

Morton R. Bearman      Director               President,
                                              Bearman Properties

Robert L. Boland       Director               President,
                                              Robert L. Boland, Inc.


Edmund J. Boyce, Jr.   Director               President,
                                              E.J. Boyce, Inc.

Charles S. Drew, Jr.   Director               Chairman,
                                              The Daniel & Henry Co.

John P. Dubinsky       Director               President and CEO,
                                              Mark Twain Bancshares,
                                              Inc.

Paul A. Koch           Director               President,
                                              Koch Construction Co.

Item 29.  Principal Underwriters:

(a)       Federated Securities Corp., the Distributor for shares of the
             Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust;


             Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for


             Financial Institutions; Trust for Government Cash
             Reserves; Trust for Short-Term U.S. Government
             Securities; Trust for U.S. Treasury Obligations; The
             Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident,
Federated Investors Tower President, Federated,   Treasurer,
Pittsburgh, PA 15222-3779 Securities Corp.        and Trustee

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and


Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779


John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --


Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)  Not applicable.

Item 30.  Location of Accounts and Records: (2)

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:


      Registrant hereby undertakes to comply with the provisions of
      Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed November 18, 1992 (File Nos. 33-49007 and 811-7041)


SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ARROW FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of November, 1995.

                                  ARROW FUNDS

               BY: /s/Gail Cagney
               Gail Cagney, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 22, 1995




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/Gail Cagney
   Gail Cagney              Attorney In Fact    November 22, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

Edward C. Gonzales*         Vice President and Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee



James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee